Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Nicholas Fixed Income Alternative ETF
Shareholder Report [Line Items]
Fund Name	Nicholas Fixed Income Alternative ETF
Class Name	Nicholas Fixed Income Alternative ETF
Trading Symbol	FIAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nicholas Fixed Income Alternative ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasx.com/fiax/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Fixed Income Alternative ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 563-6900
Additional Information Website	www.nicholasx.com/fiax/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Fixed Income Alternative ETF	$48	0.98%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.98%
Net Assets	$ 155,797,000
Holdings Count | Holdings	12
Advisory Fees Paid, Amount	$ 757,171
Investment Company, Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$155,797
Number of Holdings	12
Total Advisory Fee Paid	$757,171
Portfolio Turnover	98%

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Ten Holdings	(% of Total Net Assets)
United States Treasury Note/Bond, 3.00%, 07/15/2025	33.8
United States Treasury Note/Bond, 3.88%, 01/15/2026	31.1
United States Treasury Note/Bond, 4.63%, 10/15/2026	29.4
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $570.00	-14.2
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $470.00	2.4
iShares Bitcoin Trust ETF, Expiration: 05/16/2025; Exercise Price: $50.00	0.6
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $385.00	0.4
iShares 20+ Year Treasury Bond ETF, Expiration: 05/16/2025; Exercise Price: $78.00	0.2
First American Government Obligations Fund - Class X	0.1
iShares Bitcoin Trust ETF, Expiration: 05/16/2025; Exercise Price: $66.00	-0.0*

*	Less than -0.05% of net assets

Nicholas Global Equity and Income ETF
Shareholder Report [Line Items]
Fund Name	Nicholas Global Equity and Income ETF
Class Name	Nicholas Global Equity and Income ETF
Trading Symbol	GIAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nicholas Global Equity and Income ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasx.com/giax/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Global Equity and Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 563-6900
Additional Information Website	www.nicholasx.com/giax/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Global Equity and Income ETF	$44	0.91%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%
Net Assets	$ 51,203,000
Holdings Count | Holdings	28
Advisory Fees Paid, Amount	$ 206,501
Investment Company, Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$51,203
Number of Holdings	28
Total Advisory Fee Paid	$206,501
Portfolio Turnover	68%

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Ten Holdings	(% of Total Net Assets)
Vanguard Mid-Cap Growth ETF	15.1
Vanguard Information Technology ETF	14.9
Vanguard S&P 500 ETF	12.8
Vanguard Dividend Appreciation ETF	10.9
Tesla, Inc.	4.2
VanEck Israel ETF	4.2
Vanguard FTSE Europe ETF	4.2
Global X MSCI Argentina ETF	4.1
Freedom 100 Emerging Markets ETF	4.1
NVIDIA Corp.	3.9